Capital Management and Risk Policies Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses (Detail) - 12 months ended Dec. 31, 2025
$ in Thousands, $ in Thousands
	USD ($)	ARS ($)
Grupo Financiero Galicia ECL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	$ 2,246,584,458
Sensitivity analysis amount	2,288,176,312
Retail, Retail like and Wholesale
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	1,470,398,269
Sensitivity analysis amount	1,490,146,664
Naranja ECL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	776,186,189
Sensitivity analysis amount	$ 798,029,648
Regular scenario
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario	70.00%	70.00%
Sensitivity	45.00%	45.00%
Macroeconomic Interest rate	70.00%	70.00%
GDP	1.00%	1.00%
Unemployment rate	10.00%	10.00%
Real Salary	(5.00%)	(5.00%)
Badlar Rate	5.00%	5.00%
Consumer Price Index (CPI)	2.00%	2.00%
Positive scenario
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario	15.00%	15.00%
Sensitivity	10.00%	10.00%
Macroeconomic Interest rate	15.00%	15.00%
GDP	1.00%	1.00%
Unemployment rate	10.00%	10.00%
Real Salary	(5.00%)	(5.00%)
Badlar Rate	2.00%	2.00%
Consumer Price Index (CPI)	2.00%	2.00%
Positive scenario | Grupo Financiero Galicia ECL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount		$ 2,283,113,065
Positive scenario | Retail, Retail like and Wholesale
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount		1,474,764,395
Positive scenario | Naranja ECL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount		$ 808,348,670
Negative scenario
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario	15.00%	15.00%
Sensitivity	45.00%	45.00%
Macroeconomic Interest rate	15.00%	15.00%
GDP	1.00%	1.00%
Unemployment rate	10.00%	10.00%
Real Salary	(5.00%)	(5.00%)
Badlar Rate	5.00%	5.00%
Consumer Price Index (CPI)	2.00%	2.00%